Consolidated Statement of Other Comprehensive Income - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	₺ 5,031,278	₺ 4,239,620	₺ 3,276,690
Items that will not be reclassified to profit or loss:
Remeasurements of employee termination benefits	(163,588)	(37,230)	(36,385)
Income tax relating to remeasurements of employee termination benefit	32,276	6,085	8,005
Remeasurements of employee benefits, net of tax	(131,312)	(31,145)	(28,380)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	2,410,295	29,352	431,810
Exchange differences arising from discontinued operations			104,986
Fair value reserve	(65,494)	(1,970)	4,451
Cash flow hedges - effective portion of changes in fair value	1,909,730	1,523,123	221,488
Cash flow hedges - reclassified to profit or loss	(1,712,519)	(1,513,209)	(439,365)
Cost of hedging reserve - changes in fair value	(1,266,102)	(589,856)	97,373
Cost of hedging reserve - reclassified to profit or loss	81,028	102,212	(21,768)
Loss on hedges of net investments in foreign operations	(1,558,374)	(368,959)	(55,389)
Income tax relating to these items	(355,266)	167,028	(56,728)
-Income tax relating to exchange differences	(861,143)	7,729	(99,234)
-Income tax relating to fair value reserve	13,099	483	(979)
-Income tax relating to cash flow hedges	(55,912)	(5,957)	47,933
-Income tax relating to cost of hedging reserve	237,015	92,089	(16,634)
-Income tax relating to hedges of net investments	311,675	72,684	12,186
Items that may be reclassified to profit or loss, net of tax	(556,702)	(652,279)	286,858
Other comprehensive income/(loss) for the year, net of income tax	(688,014)	(683,424)	258,478
Total comprehensive income/(loss)	4,343,264	3,556,196	3,535,168
Total comprehensive income for the year is attributable to:
Owners of the Company	4,343,188	3,553,662	3,505,496
Non-controlling interests	76	2,534	29,672
Total comprehensive income/(loss)	4,343,264	3,556,196	3,535,168
Total comprehensive income for the year attributable to owners of the Company arises from:
Continuing operations	4,343,188	3,553,662	2,628,074
Discontinued operations			877,422
Total	₺ 4,343,188	₺ 3,553,662	₺ 3,505,496